                              HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST
                                 (THE 'TRUSTS')

                       SUPPLEMENT DATED DECEMBER 28, 2005
           TO THE PROSPECTUSES OF THE TRUSTS DATED FEBRUARY 28, 2005,
                 AS REVISED JUNE 30, 2005 (THE 'PROSPECTUSES'),
                      WITH RESPECT TO THE FOLLOWING FUNDS:

                      HSBC INVESTOR LIMITED MATURITY FUND
           HSBC INVESTOR BOND FUND / HSBC INVESTOR FIXED INCOME FUND
     HSBC INVESTOR OVERSEAS EQUITY FUND / HSBC INVESTOR INTERNATIONAL FUND
      HSBC INVESTOR OPPORTUNITY FUND / HSBC INVESTOR SMALL CAP EQUITY FUND
                            HSBC INVESTOR VALUE FUND
                                 (THE 'FUNDS')

AT A MEETING OF THE BOARD OF TRUSTEES OF THE TRUSTS HELD ON DECEMBER 12, 2005, CERTAIN CHANGES TO THE FUNDS WERE APPROVED. IT IS EXPECTED THAT THE FOLLOWING CHANGES WILL BECOME EFFECTIVE ON OR ABOUT FEBRUARY 28, 2006:

HSBC INVESTOR LIMITED MATURITY FUND

The HSBC Investor Limited Maturity Fund, which is a series of HSBC Investor Funds, will be renamed as the HSBC Investor Intermediate Duration Fixed Income Fund, and its investment objective will be restated as follows: 'to maximize total return, consistent with reasonable risk.' In addition, the Fund's investment policy with respect to investment of at least 80% of its assets will be changed and will no longer require that such portion of its assets be invested in investment grade fixed income securities. Under normal market conditions, the Fund (or its underlying Portfolio) will invest at least 80% of its net assets in fixed income securities.

HSBC INVESTOR BOND FUND / HSBC INVESTOR FIXED INCOME FUND

The HSBC Investor Bond Fund, which is a series of HSBC Investor Funds, will be renamed as the HSBC Investor Core Plus Fixed Income Fund and the Fixed Income Fund, which is a series of HSBC Advisor Funds Trust, will also be renamed as the HSBC Investor Core Plus Fixed Income Fund and each Fund's investment objective will be restated as follows: 'to maximize total return, consistent with reasonable risk.' In addition, each Fund's investment policy with respect to investment of at least 80% of its assets will be restated. Under normal market conditions, the Fund (or its underlying Portfolio) will invest at least 80% of its net assets in fixed income securities.

HSBC INVESTOR OVERSEAS EQUITY FUND / HSBC INVESTOR INTERNATIONAL FUND

Each Fund's investment objective will be restated as follows: 'to seek long-term growth of capital and future income.'

HSBC INVESTOR OPPORTUNITY FUND / HSBC INVESTOR SMALL CAP EQUITY FUND

Each Fund's investment objective will be restated as follows: 'to seek long-term growth of capital.' In addition, each Fund's investment policy with respect to investment of at least 80% of its assets will be restated. Under normal market conditions, the Fund (or its underlying Portfolio) will invest at least 80% of its net assets in common stocks of small cap companies.

IN ADDITION TO THE FOREGOING, THE FOLLOWING INFORMATION UPDATES THE INFORMATION IN THE 'PORTFOLIO MANAGERS' SECTION OF EACH PROSPECTUS, FOR THE FUNDS INDICATED
BELOW:

HSBC INVESTOR OVERSEAS EQUITY FUND / HSBC INVESTOR INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

The management of and investment decisions for the International Equity Portfolio are made by the Global Value Investment Policy Group of
AllianceBernstein. No one person is principally responsible for making recommendations for the Fund's portfolio. The four members of the Global Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are Sharon Fay, Kevin Simms, Henry D'Auria and Giulio Martini.

   o Ms. Fay is CIO of Global Value equities for AllianceBernstein, and has oversight for all portfolio-management and research activities relating to cross-border and non-US value investment portfolios. She also serves on the AllianceBernstein's Executive Committee. Between 1997 and 1999, Ms. Fay was CIO of Canadian Value equities. Prior to that, she had been a senior portfolio manager of International Value equities since 1995. Ms. Fay joined AllianceBernstein in 1990 as a research analyst in investment management, following the airline, lodging, trucking and retail industries. Before joining AllianceBernstein, Ms. Fay served as director of research at Bernard L. Madoff. She earned a BA from Brown University and an MBA from Harvard University

   o Mr. Simms is co-CIO of International Value equities for AllianceBernstein in addition to his role as director of research of Global and International Value equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research of Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining the firm, Mr. Simms was a certified public accountant with PricewaterhouseCoopers for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

   o Mr. Martini is the head of the newly created Quantitative Strategies Team within AllianceBernstein's Value-Equities unit. Mr. Martini was named chief international economist with responsibility for currency strategies and senior portfolio manager on the international and global value equities team in 1992. Prior to that, Mr. Martini had served as a senior economist concentrating on US research since joining Bernstein in 1985. Previously, Mr. Martini conducted economic research and taught at the Institute of Employment Policy at Boston University for three years. He earned a BA from the University of Colorado and an MA in political economy from Boston University. He also completed all course and examination requirements for the PhD program in economics at Boston University.

   o Mr. D'Auria is co-CIO of International Value equities of AllianceBernstein as well as CIO of Emerging Markets Value equities. Mr. D'Auria was one of the chief architects of Bernstein's global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research of Small Cap Value equities and director of research of Emerging Markets Value equities. Mr. D'Auria joined the firm in 1991 as a research analyst covering consumer and natural gas companies, and he later covered the financial services industry. Before coming to Bernstein, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College, and is a Chartered Financial Analyst.

HSBC INVESTOR VALUE FUND (VALUE PORTFOLIO):

   o Jon D. Bosse, CFA, Chief Investment Officer of NWQ, heads the investment team of industry specific equity analysts and shares primary portfolio management responsibility for the Value Portfolio with Mr. Friedel. Mr. Bosse joined NWQ in 1996. Prior to that time, he was director of research and a portfolio manager at Arco Investment Management Company. He earned his MBA degree from the University of Pennsylvania, Wharton School of Business.

   o Edward C. (Ted) Friedel, CFA, Managing Director of NWQ, co-manages the Portfolio with Mr. Bosse and is a member of the investment policy committee of NWQ as well. He has 23 years with NWQ as a managing director, portfolio manager and investment strategist. Prior to joining NWQ in 1983, Mr. Friedel was Vice President with Beneficial Standard Investment Management for 12 years. He has earned an MBA from Stanford University.

HSBC INVESTOR GROWTH AND INCOME FUND:

   o Gary U. Rolle, CFA, is Principal, Managing Director and Chief Investment Officer of Transamerica Investment Management, LLC ('TIM') Mr. Rolle manages mutual funds, sub-advised funds and institutional separate accounts in the Large Growth Equity discipline on behalf of TIM. Mr. Rolle joined Transamerica in 1967. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a BS in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rolle has 38 years of investment experience.

   o Geoffrey I. Edelstein, CFA, CIC, is Principal, Managing Director and Portfolio Manager at TIM. Mr. Edelstein is the Co-Manager of the Transamerica Premier Diversified Equity Fund. He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline on behalf of TIM. Mr. Edelstein's analytical responsibilities include the Consumer Staples sector. Mr. Edelstein joined Transamerica in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned BA from University of Michigan and a JD from Northwestern University School of Law. Mr. Edelstein has 14 years of investment experience.

   o Edward S. Han, is Principal, Portfolio Manager at TIM. Mr. Han is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. Mr. Han joined TIM in 1998. Mr. Han holds an MBA from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.

   o Glenn C. Weirick, CFA, CIC, is Principal, Managing Director and Portfolio Manager at TIM. Mr. Weirick manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Weirick in 1992. Prior to Westcap, he was Co-Founder of Trust Company of the West where he remained for over 20 years and served as Chairman of the Equity Policy Committee, Director of Research and Managing Director of Equities and Convertible Securities. Mr. Weirick also served as Chief Investment Officer of Shareholders Management Company and President of the Harbor Fund. He earned a BA from Occidental College and an MS from Columbia University. Mr. Weirick has earned the right to use the Chartered Financial Analyst designation and has 46 years of investment experience.

HSBC INVESTOR OPPORTUNITY FUND / HSBC INVESTOR SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO):

Investment decisions for the Small Cap Equity Portfolio are made by consensus of the Investment Committee of Westfield Capital Management Company, LLC ('Westfield'), which consists of Westfield's securities analysts and the primary portfolio management team members listed below. While each member of the Westfield's Investment Committee has input into the investment process and overall product portfolio construction, investment decisions are made under the supervision of William A. Muggia as lead portfolio manager.

   o Arthur J. Bauernfeind, Chairman, is Chief Executive Officer of Westfield. Mr. Bauernfeind covers Energy, Financials and Industrials. Since joining Westfield in 1990, Mr. Bauernfeind has held the positions of President, Chief Operating Officer and Investment Strategist. Prior to Westfield, Mr. Bauernfeind spent 11 years at Loomis Sayles & Co. He has 43 years of investment experience. Mr. Bauernfeind earned an MBA from University of Kentucky and a BA from Murray State University.

   o William A. Muggia, President, is Chief Investment Officer of Westfield covering Healthcare and Energy Sectors. Mr. Muggia has been at Westfield since 1994 and has been Chief Investment Officer since 2002. Prior to Westfield, Mr. Muggia spent two years at Alex Brown & Sons and seven years at Kidder Peabody & Co. He has 20 years of investment experience. Mr. Muggia earned his MBA degree from Harvard Business School and received a BA from Middlebury College.

   o Ethan J. Meyers is a Senior Vice President of Westfield, covering the Financials Sector and the Consumer Services Industry. Mr. Meyers joined Westfield in 1999. Prior to Westfield, he spent three years at Johnson Rice & Company LLC. He has 9 years of investment experience. Mr. Meyers earned his BS from AB Freeman School of Business at Tulane University.

   o Scott R. Emerman, Senior Security Analyst of Westfield, covers Consumer Discretionary and Consumer Staples Sectors. Mr. Emerman joined Westfield in 2002. Prior to Westfield, he spent 5 years at Morgan Stanley Dean Witter and 6 years at Dean Witter Reynolds. He has 14 years of investment experience. Mr. Emerman earned his BS from Lehigh University.

HSBC INVESTOR BOND FUND / HSBC INVESTOR FIXED INCOME FUND (FIXED INCOME PORTFOLIO) AND HSBC INVESTOR LIMITED MATURITY FUND
(LIMITED MATURITY PORTFOLIO):

The Adviser's fixed income management team is responsible for the day-to-day portfolio management of the Funds listed above. The team members are Jerry Samet, Suzanne Moran, and Jeffrey Klein.

   o Jerry Samet, Senior Fixed Income Portfolio Manager of the Adviser, manages both municipal and taxable bond portfolios for the Advisor. Prior to joining a predecessor of the Adviser in February 1996, Mr. Samet worked for Bankers Trust in the Private Clients Group for 8 years. He was a portfolio manager/trader for 6 years, and prior to that, he was a trading assistant for 2 years. He is a graduate of Fordham University with an MBA in Finance, with a concentration in portfolio management (1995) and a BA in Economics and History form the City University of New York, Queens College (1988).

   o Suzanne Moran, Managing Director of the Adviser, Head of Structured Bond Management and Co-Head of US Fixed Income. Ms. Moran joined the Adviser in July 2005 to co-lead the US Fixed Income Team. She is also the head of investment policy for short duration portfolios and US structured bond management. Prior to joining the Adviser, she spent 10 years at CreditSuisse Asset Management ('CSAM'), where she most recently headed the investment policy for over $30 billion in short duration and money market strategies globally. During her tenure, Ms. Moran headed securitized debt, was responsible for the trading desk and developed investment strategy for global bonds. Prior to CSAM, she was a fixed income analyst at Credit Suisse First Boston. Ms. Moran holds a BA in finance from the University of Maryland.

   o Jeffrey Klein, Managing Director of the Adviser, Head of Credit and Co-Head of US Fixed Income. Mr. Klein joined the Adviser in March 2005 to co-lead the US Fixed Income Team. He is also head of credit management. Prior to joining the Adviser, he was a portfolio manager and shareholder at Dodge & Cox where he served as credit strategist and head of corporate bond trading. As head of the corporate team, Mr. Klein was instrumental in achieving results that led to Dodge & Cox's fixed income team being named 'Bond Manager of the Year' in 2002 by Morningstar. He worked at Dodge & Cox from 1992-2004. Mr. Klein earned his BA from Columbia University in 1991. He is a Chartered Financial Analyst.